Offerings	Mar. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares, each representing a 1/40th interest in a share of 8.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock
Amount of Registration Fee	$ 0.00
Offering Note
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	8.50% Fixed Rate Senior Notes due 2029
Amount of Registration Fee	$ 0.00
Offering Note
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	8.625% Fixed Rate Senior Notes due 2029
Amount of Registration Fee	$ 0.00
Offering Note
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Fixed Rate Senior Notes due 2031
Amount of Registration Fee	$ 0.00
Offering Note